SEGMENTED INFORMATION Schedule of revenue by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 607,798	$ 548,523	$ 441,860
Cost of goods sold	413,943	369,544	296,219
Gross margin	$ 193,855	$ 178,979	$ 145,641
Gross margin %	31.90%	32.60%	33.00%
Expenses	$ 183,741	$ 185,573	$ 163,305
Loss from operations	10,114	(6,594)	(17,664)
Total assets	546,332	515,364	512,000
OEM Solutions
Segment Reporting Information [Line Items]
Revenue	523,366	476,650	382,016
Cost of goods sold	371,559	336,132	266,867
Gross margin	$ 151,807	$ 140,518	$ 115,149
Gross margin %	29.00%	29.50%	30.10%
Enterprise Solutions
Segment Reporting Information [Line Items]
Revenue	$ 63,072	$ 71,873	$ 59,844
Cost of goods sold	29,945	33,412	29,352
Gross margin	$ 33,127	$ 38,461	$ 30,492
Gross margin %	52.50%	53.50%	51.00%
Cloud and Connectivity Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 21,360	$ 0	$ 0
Cost of goods sold	12,439	0	0
Gross margin	$ 8,921	$ 0	$ 0
Gross margin %	41.80%	0.00%	0.00%